Note 19 - Subsequent Events (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Nov. 30, 2012
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	500,000
Unsecured Convertible Debentures [Member]
Debt Instrument, Face Amount (in Dollars)	1.5
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Debt Instrument, Convertible, Conversion Price (in Dollars per share)	3.00